UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.

(Exact name of registrant as specified in charter)

c/o Kantor, Davidoff et al.
415 Madison Avenue, 16th Floor, New York, NY 10017

(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff et al.
415 Madison Avenue, 16th Floor, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2017

Date of reporting period:	January 31, 2017

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2017.

Tridan Corp.
Schedule of Investments Form NQ
January 31, 2017

	2017
	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (Loss)

Insured

N.Y. Bond Bank Agency
SCH Purpose Revenue
5.0% due December 1,2019	300,000	333,911	333,911	329,157	(4,754)

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,037,056	1,037,056	1,150,420	113,364

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,021,656	1,021,656	1,100,600	78,944

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,172,709	1,172,709	1,221,158	48,449

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	512,764	512,764	552,520	39,756

State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	537,722	537,722	619,580	81,858

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	997,209	997,209	1,063,790	66,581

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,005,483	1,005,483	1,003,100	(2,383)

City of New York NY Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	519,673	519,673	550,900	31,227

5.00% due November 1, 2021	1,000,000	1,037,060	1,037,060	1,101,800	64,740

NY City Transitional Financial Authority
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 2026	550,000	594,999	594,999	638,477	43,478

Brookhaven NY Limited Tax
4.0% due March 15, 2023	1,000,000	1,171,355	1,171,355	1,127,220	(44,135)

Erie Count Indvl Dev
Agency
5.0% due May 1, 2025	750,000	943,222	943,222	891,246	(51,976)

NYC NY Cultural Res-Museum
of Modern Art
4.0% due February 1, 2023	400,000	466,631	466,631	447,636	(18,995)

Longwood NY Central School District
Suffolk
5.00% due March 15, 2019	185,000	200,743	200,743	200,000	(743)

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due January 15, 2020	800,000	909,713	909,713	907,424	(2,289)

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due December 15, 2022	300,000	356,124	356,124	353,727	(2,397)

Harrison NY REF Public Impt LTD Tax
5.0% due December 15, 2023	100,000	125,895	125,895	120,709	(5,186)

Saratoga County NY Ref LTD Tax
5.0% due July 15, 2023	100,000	126,635	126,635	119,826	(6,809)

SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	124,237	124,237	123,224	(1,013)

NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	597,779	597,779	565,033	(32,746)

Middele CTRY NY central School District-
AT Centereach
5.0% due August 01, 2020	150,000	169,848	169,848	167,645	(2,203)

Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	336,894	336,894	336,757	(137)

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	563,693	563,693	587,785	24,092

State of NY Local Gov't
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	201,299	201,299	209,728	8,429

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	477,937	477,937	496,886	18,949

State of NY Dormitory Auth
State Pers. Inc. Tax
(Par Call March 15, 2018 @100)
5.00 % due March 15, 2022	750,000	754,599	754,599	783,923	29,324
5.5% due March 15, 2025

State of NY Dormitory Auth
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	245,855	245,855	250,778	4,923

State of NY Dormitory Auth
Lease Rev
(Par Call August 15, 2020 @100)
5.00 % due August 15, 2023	420,000	422,742	422,742	465,272	42,530

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00 % due August 1, 2023	510,000	535,823	535,823	570,104	34,281

New York, New York
Unlimited Tax
(Par Call August 1, 2019 @100)
5.00 % due August 1, 2026	350,000	351,832	351,832	380,233	28,401

City of New York Municipal
Fin Auth Wtr & Swr Rev
(Par Call June 15, 2019 @100)
5.00 % due June 15, 2027	500,000	507,183	507,183	544,110	36,927

Port Authority of NY and NJ
5.375 % due March 1, 2028	150,000	153,472	153,472	179,982	26,510
5.0% due October 1, 2027

NYS Dormitory
(Par Call July 1, 2018 @100)
5.00 % due July 1, 2029	300,000	300,000	300,000	316,836	16,836

Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2018	850,000	888,418	888,418	896,274	7,856

Greece NY Central School District
Unlimited Tax
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	558,656	558,656	579,875	21,219

Rensselaer Cnty, NY
Limited Tax
5.00% due September 1, 2024	100,000	125,189	125,189	120,722	(4,467)

Mattituck-Cutchogue NY
Central School District Unlimited Tax
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2026	280,000	336,822	336,822	334,634	(2,188)

Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2027	365,000	435,678	435,678	431,485	(4,193)

Putnam County NY
Limited Tax
(Par Call January 15, 2026 @100)
5.0% due January 15, 2027	135,000	163,501	163,501	162,377	(1,124)

Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	334,173	334,173	332,072	(2,101)

Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	241,511	241,511	237,858	(3,653)

Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	115,007	115,007	115,130	123

N.Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	763,723	763,723	814,238	50,515
Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2020	250,000	273,114	273,114	279,330	6,216

Wantagh New York UN Free School
5.00% due September 1, 2021	550,000	611,523	611,523	633,182	21,659

Central Islip New York Union Free School
School District Ref Unlimited Tax
5.00% due July 15, 2022	750,000	864,848	864,848	874,418	9,570

Hilton New York
Central School District Unlimited Tax
4.0% due June 15, 2019	500,000	530,023	530,023	529,585	(438)

Rockville Center NY Limited Tax
4.0% due June 15, 2022	200,000	222,063	222,063	224,016	1,953

Brentwood New York UN Free School
5.00% due January 15, 2023	430,000	468,284	468,284	506,179	37,895

Connetquot New York
Central School District Unlimited Tax
5.0% due January 15, 2024	400,000	437,097	437,097	476,016	38,919

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	735,000	805,040	805,040	847,833	42,793

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	125,000	138,289	138,289	146,853	8,564

Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	326,340	326,340	338,780	12,440

North Babylon NY Un Free School Dist
Ref Unlimited Tax
(Par Call August 1, 2022 @100)
5.0% due August 1, 2023	250,000	281,776	281,776	289,363	7,587

Battery Park City NY Authority SR-Ser A
(Par Call November 1, 2023 @100)
5.0% due November 1, 2029	140,000	153,185	153,185	163,121	9,936

Buffalo & Ft. Erie NY Pub Bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	471,200	471,200	482,554	11,354

Bayport Blue Point NY Un Free School Dist
Ref Unlimited Tax
5.0% due September 15, 2024	250,000	294,382	294,382	302,170	7,788

Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	259,579	259,579	262,433	2,854

Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	372,973	372,973	378,723	5,750

Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	594,245	594,245	592,855	(1,390)

Util Debt Securitization Auth NY
Restructuring Ser TE
(Par Call December 15, 2023 @100)
5.0% due December 15, 2028	500,000	539,699	539,699	584,745	45,046

Clarkstown Central School District
NY Unlimited Tax
4.0% due May 15, 2019	500,000	528,681	528,681	531,750	3,069

Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	576,257	576,257	582,802	6,545

Queensbury New York Union Free School
4.00% due December 15, 2018	225,000	232,805	232,805	236,365	3,560

Riverhead NY Limited Tax
4.0% due June 1, 2021	1,005,000	1,071,451	1,071,451	1,106,083	34,632

Bethlehem, NY Central School District
Unlimited Tax
4.00% due January 15, 2021	500,000	531,556	531,556	545,890	14,334

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	264,345	264,345	285,788	21,443

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	215,664	215,664	220,192	4,528

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	432,494	432,494	441,907	9,413

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	588,060	588,060	601,199	13,139

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	115,000	114,957	114,957	115,915	958
5.5% due April 1, 2017	340,000	347,470	347,470	342,708	(4,762)

	$32,660,000	$35,323,831	$35,323,831	$36,425,006	$1,101,175

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 23, 2017

By (Signature and Title)	/S/ Mark Goodman
Mark Goodman , Treasurer and Chief Financial Officer

Date	March 23, 2017